Label	Element	Value
(PIMCO Variable Insurance Trust - Supplement) | (PIMCO Global Multi-Asset Managed Allocation Portfolio)
Prospectus:	rr_ProspectusTable
Supplement Text Block	pvit-20190822_SupplementTextBlock

PIMCO Variable Insurance Trust

Supplement Dated August 22, 2019 to the
Administrative Class Prospectus, Institutional Class Prospectus, and Advisor Class and Class M Prospectus (the "Prospectuses"), and to the Statement of Additional Information (the "SAI"), each dated April 30, 2019, each as supplemented from time to time

IMPORTANT NOTICE REGARDING CHANGE IN THE NAME OF THE PIMCO GLOBAL MULTI-ASSET MANAGED ALLOCATION PORTFOLIO (the "Portfolio")

This supplement supersedes and replaces the supplement filed for the Portfolio on August 1, 2019 as it relates to the Portfolio's name. Effective October 1, 2019, all references to the Portfolio's name in the Prospectuses and the SAI are deleted and replaced with the following:

PIMCO Global Managed Asset Allocation Portfolio

PIMCO Variable Insurance Trust

Supplement Dated August 22, 2019 to the
PIMCO Global Multi-Asset Managed Allocation Portfolio Administrative Class Prospectus, PIMCO Global Multi-Asset Managed Allocation Portfolio Institutional Class Prospectus, and PIMCO Global Multi-Asset Managed Allocation Portfolio Advisor Class Prospectus (the "Prospectuses"), each dated April 30, 2019, each as supplemented from time to time

IMPORTANT NOTICE REGARDING CHANGE IN THE NAME OF THE PIMCO GLOBAL MULTI-ASSET MANAGED ALLOCATION PORTFOLIO (the "Portfolio")

This supplement supersedes and replaces the supplement filed for the Portfolio on August 1, 2019 as it relates to the Portfolio's name. Effective October 1, 2019, all references to the Portfolio's name in the Prospectuses are deleted and replaced with the following:

PIMCO Global Managed Asset Allocation Portfolio